Income taxes (Tables)	12 Months Ended
Dec. 31, 2011
Income Tax Disclosure [Abstract]
Schedule of Deferred Tax Assets and Liabilities [Table Text Block]

Significant components of the Company's deferred tax assets are as follows as of December 31, 2011 and 2010 (in thousands):

	2011	2010

Net operating loss carryforwards	$19,720	$16,729
Contingent liability reserves	158	224
Stock options and warrants	1,973	5,590
Valuation discount	(99)	1,371
Other	165	222
	21,917	24,136
Valuation allowance – deferred tax assets	(21,917)	(24,136)
	$-	$-

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]

A reconciliation of income tax expense (benefit) at the statutory rate to income tax expense at the Company's effective rate is shown below for the years ended December 31, 2011 and 2010 (in thousands):

	2011	2010

Computed at statutory rate (34%)	$(5,911)	$(3,349)
(Decrease) increase in valuation allowance for deferred tax assets	(2,220)	1,336
Loss on extinguishment of debt	4,267	209
Stock and stock options	3,745	757
Derivative liabilities	(1,338)	100
Valuation discount	1,558	763
Non-deductible items and other	(101)	184
Benefit for income taxes	$-	$-